AIF STAT SUP-1 040811
Statutory Prospectus Supplement dated April 8, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Global Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco International Total Return Fund
Invesco China Fund	Invesco Japan Fund
Invesco Developing Markets Fund	Invesco LIBOR Alpha Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Small Companies Fund
Invesco Endeavor Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Small Companies Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Robert Mikalachki	Portfolio Manager (lead)	2003
Virginia Au	Portfolio Manager	2009
Jason Whiting	Portfolio Manager	2011	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers— Invesco Small Companies Fund” in the prospectus:
•	“Robert Mikalachki, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco Trimark and/or its affiliates since 1999.

•	Virginia Au, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Trimark and/or its affiliates since 2006.

•	Jason Whiting, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco Trimark and/or its affiliates since 2003.”

SCO STAT SUP-1 040811
Statutory Prospectus Supplement dated April 8, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Small Companies Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Robert Mikalachki	Portfolio Manager (lead)	2003
Virginia Au	Portfolio Manager	2009
Jason Whiting	Portfolio Manager	2011	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“Investment decisions for the Fund are made by the investment management team at Invesco Trimark. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Robert Mikalachki, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco Trimark and/or its affiliates since 1999.

•	Virginia Au, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Trimark and/or its affiliates since 2006.

•	Jason Whiting, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco Trimark and/or its affiliates since 2003.
     A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Statement of Additional Information Supplement dated April 8, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Global Fund
Invesco Global Health Care Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Small Companies Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2010 (except as noted):

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets

Invesco Small Companies Fund
Virginia Au	None[2]	None	None	5	$342.7	None	None
Robert Mikalachki	None[2]	None	None	5	$342.7	None	None
Jason Whiting[3]	None[2]	None	None	6	$3,364.1	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Shares of the Fund are not sold in Canada, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds.

3	Mr. Whiting began serving as portfolio manager of Invesco Small Companies Fund on April 8, 2011. Information for Mr. Whiting has been provided as of March 31, 2011.”